Related-party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Payables transactions with related parties	Balances and transactions with related parties

	December 31,
	2023		2022
	Receivables	Payables	Payables

Deposits(a)
UOL – deposits	—	208,718	312,295
UOL Edtech Tecnologia Educacional S.A-deposits	—	127,471	122,197
Web Jump Design em Informática Ltda - deposits	—	8,684	12,372
Ingresso.com Ltda - deposits	—	30,856	21,833
Invillia Desenvolvimento de produtos Digitais Ltda - deposits	—	41,554	60,096
Invillia Holding Ltda - deposits	—	3,132	1,849
Others	—	—	2,544
	—	420,415	533,186
Others transactions and services
UOL - sales of services(b)	—	15,784	16,170
Compasso Tecnologia Ltda. - sales of services(b)	—	646	—
Compasso UOL S.A.- sales of services(b)	—	13,089	12,624
Digital Services UOL S.A - sales of services(b)	—	—	244
Invillia Desenvolvimento de produtos Digitais Ltda- sales of services(b)	—	11,121	12,897
Edge UOL Tecnologia Ltda - sales of services(b)	—	171	—
UOL - shared service costs(c)	—	8,659	11,790
Digital Services UOL S.A - borrowing(d)	32,281	—	—
Others	—	6,920	6,995
	32,281	56,390	60,720
	32,281	476,805	593,906

(a)    Certificate of deposits (CD) acquired by related parties from BancoSeguro with interest rate between 104% to 106% (107% to 110% in December, 2022) per year of CDI. The maturity analysis is as follows:

	December 31,
	2023	2022

Due within 31 to 120 days	—	49,094
Due within 121 to 180 days	—	28,604
Due within 181 to 360 days	79,089	455,488
Due to 361 days or more days	341,326	—
	420,415	533,186

Revenue expense transactions with related parties
ii)Revenue and expense from transactions with related parties

	For the year ended December 31,
	2023		2022		2021
	Revenue	Expense	Revenue	Expense	Revenue	Expense

Deposits(a)
UOL - deposits	—	22,173	—	20,251	—	3,797
UOL Edtech Tecnologia - deposits	—	323	—	15,753	—	9,695
Web Jump Desing em Informática Ltda - deposits	—	1,232	—	931	—	—
Ingresso.com Ltda - deposits	—	2,439	—	954	—	—
UOL Cursos Tec. Ed. Ltda. - deposits	—	10,285	—	—	—	—
Invillia Desenvolvimento de produtos Digitais Ltda - deposits	—	5,706	—	—	—	—
	—	42,158	—	37,889	—	13,492
Other transactions and services
UOL - sales of services(b)	3,134	68,815	3,115	83,462	3,221	92,664
Digital Services UOL S.A - sales of services(b)	—	907	—	2,339	—	2,887
Compasso Tecnologia Ltda. - sales of services(b)	—	7,850	—	—	—	—
Compasso UOL S.A.- sales of services(b)	—	147,850	—	136,726	—	102,912
Invillia Desenvolvimento de produtos Digitais Ltda - sales of services(b)	—	5,619	—	2,096	—	—
EDGE.UOL Tecnologia Ltda. - sales of services(b)	—	2,220	—	—	—	—
UOL - shared service costs(c)	—	98,525	—	121,809	—	141,915
Digital Services UOL S.A. - borrowing(d)	2,200	—	—	—	—	—
Others	923	6,749	885	11,265	1,013	16,529
	6,257	338,535	4,000	357,697	4,234	356,907
	6,257	380,693	4,000	395,586	4,234	370,399

(a)    Expenses are related to Certificate of Deposits (CDI) from Banco Seguro. UOL Edtech Tecnologia was incorporated in 2023 by Passei Direto S.A.
(b)    Sale of services expenses is related to advertising services from UOL, revenue is related to intermediation fee and expenses related to colocation and cloud services.
(c)    Shared services costs mainly related to payroll costs sharing that are incurred by the parent company UOL and are charged to PagSeguro Group. Such costs are included in administrative expenses.
(d)    Revenue refers to borrowing made from Biva Sec with interest rate of 100% of CDI plus 2.5% per year.